UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               April 24, 2008
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       435944
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Aaron Rents		COM	2535201		22971	1066420	SOLE
Allied Capital		COM	01903q108	26428	1433965	SOLE
Atmos Energy		COM	49560105	27370	1073350	SOLE
Beckman Coulter		COM	75811109	18632	288650	SOLE
Brinks 			COM	109696104	16813	250275	SOLE
Cabelas			COM	126804301	16797	1186200	SOLE
Cintas			COM	172908105	200	7000	SOLE
City National Bancorp	COM	178566105	10	200	SOLE
Entertainment PropertiesCOM	29380t105	29304	594030	SOLE
Family Dollar Store	COM	307000109	21542	1104730	SOLE
Federal Realty		COM	313747206	13556	173900	SOLE
GATX			COM	361448103	22696	580915	SOLE
Graco			COM	384109104	91	2500	SOLE
HRPT Properties		COM	40426w101	15621	2321052	SOLE
Health Care REIT	COM	42217k106	23551	521850	SOLE
Mobile Mini		COM	60740f105	16118	848320	SOLE
MoneyGram 		COM	60935Y109	1	700	SOLE
O'Reilly Automotive	COM	686091109	171	6000	SOLE
Pentair			COM	709631105	21007	658535	SOLE
Realty Income 		COM	756109104	22799	889900	SOLE
Sonic 			COM	835451105	24180	1097075	SOLE
Sonoco 			COM	835495102	29807	1041124	SOLE
UDR			COM	902653104	31533	1286025	SOLE
Washington REIT		COM	939653101	929	27800	SOLE
Weingarten Realty 	COM	948741103	9955	289050	SOLE
West Pharmaceutical	COM	955306105	1716	38801	SOLE
iStar Financial		COM	45031u101	22146	1578445	SOLE